Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS U.S. MULTI-CAP EQUITY FUND

Supplement dated December 16, 2013 to the Prospectus and Summary Prospectus of Natixis U.S. Multi-Cap Equity Fund, each dated May 1, 2013, as may be revised and supplemented from time to time.

On December 13, 2013, the Board of Trustees (the "Board") of Natixis Funds Trust I (the "Trust") approved a change to the name of Natixis U.S. Multi-Cap Equity Fund (the "Fund"), as well as changes in the Fund's principal investment strategies. Effective at the close of business on February 28, 2014 the Fund's name will be changed to "Natixis U.S. Equity Opportunities Fund" and the Fund's principal investment strategies will be amended and restated as described below. The Fund's portfolio will be realigned to match these revised investment strategies, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund during this period.

Effective at the close of business on February 28, 2014, all references to the "Loomis Sayles—Mid Cap Growth" segment and the "Loomis Sayles – Small/Mid Core" segment of the Fund are removed. The name of the "Loomis Sayles—Large Cap Growth" segment is changed to the "Loomis Sayles—All Cap Growth" segment.

Effective at the close of business on February 28, 2014, the sub-section "Principal Investment Strategies" in the "Fund Summary" section and in the "More Information About the Funds" section is hereby replaced with the following with regard to the Fund:

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund's approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund's segments. The segments and their subadvisers are listed below.

•	Harris Associates—Large Cap Value segment—Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals.

•	Loomis Sayles—All Cap Growth segment—Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment's portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular and profitable cash flow growth and management teams focused on creating long-term value for shareholders. The segment's portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.

Subject to the allocation policy adopted by the Fund's Board of Trustees, NGAM Advisors, L.P. ("NGAM Advisors") generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, NGAM Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may also:

•	Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in real estate investment trusts ("REITs").

•	Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed income securities.

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in options and enter into futures, swap contracts and currency transactions.

•	Invest in equity securities of Canadian issuers.

Effective at the close of business on February 28, 2014, the Russell 1000® Index will replace the Wilshire 4500 Index and the S&P MidCap 400® as the Fund's secondary benchmark.

Natixis U.S. Multi-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS U.S. MULTI-CAP EQUITY FUND

Supplement dated December 16, 2013 to the Prospectus and Summary Prospectus of Natixis U.S. Multi-Cap Equity Fund, each dated May 1, 2013, as may be revised and supplemented from time to time.

On December 13, 2013, the Board of Trustees (the "Board") of Natixis Funds Trust I (the "Trust") approved a change to the name of Natixis U.S. Multi-Cap Equity Fund (the "Fund"), as well as changes in the Fund's principal investment strategies. Effective at the close of business on February 28, 2014 the Fund's name will be changed to "Natixis U.S. Equity Opportunities Fund" and the Fund's principal investment strategies will be amended and restated as described below. The Fund's portfolio will be realigned to match these revised investment strategies, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund during this period.

Effective at the close of business on February 28, 2014, all references to the "Loomis Sayles—Mid Cap Growth" segment and the "Loomis Sayles – Small/Mid Core" segment of the Fund are removed. The name of the "Loomis Sayles—Large Cap Growth" segment is changed to the "Loomis Sayles—All Cap Growth" segment.

Effective at the close of business on February 28, 2014, the sub-section "Principal Investment Strategies" in the "Fund Summary" section and in the "More Information About the Funds" section is hereby replaced with the following with regard to the Fund:

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund's approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund's segments. The segments and their subadvisers are listed below.

•	Harris Associates—Large Cap Value segment—Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals.

•	Loomis Sayles—All Cap Growth segment—Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment's portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular and profitable cash flow growth and management teams focused on creating long-term value for shareholders. The segment's portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.

Subject to the allocation policy adopted by the Fund's Board of Trustees, NGAM Advisors, L.P. ("NGAM Advisors") generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, NGAM Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may also:

•	Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in real estate investment trusts ("REITs").

•	Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed income securities.

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in options and enter into futures, swap contracts and currency transactions.

•	Invest in equity securities of Canadian issuers.

Effective at the close of business on February 28, 2014, the Russell 1000® Index will replace the Wilshire 4500 Index and the S&P MidCap 400® as the Fund's secondary benchmark.